Goodwill (Details) - Schedule of Changes in Goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Abstract]
Balance at the beginning of the period		$ 5,828,691	$ 5,835,418	$ 5,558,462
Acquired in business combination			18,725	510,397
Business combinations adjustment	[1]	11,842	5,955
Disposal			(16,358)
Exchange rate variation		264,487	(15,049)	(233,441)
Balance at the end of the period		$ 6,105,020	$ 5,828,691	$ 5,835,418

[1]	Refers to the business combination adjustment in TriOak.